CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Trade Accounts Receivable (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2020 USD ($)
Accounts Receivable, Net
Trade accounts receivable - third parties	₽ 27,238		₽ 18,345	$ 368.7
Trade accounts receivable - related parties			302
Allowance for doubtful accounts	(1,798)		(815)	(24.3)
Total accounts receivable, net	25,440		17,832	344.4
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	815	$ 11.0	670
Current period provision for expected credit losses	865	11.7	311
Write-off	(179)	(2.4)	(166)
Foreign exchange difference	83	1.1
Balance at the end of the period	1,798	24.3	815
Past due receivables exceeding one year
Movements in the allowance for doubtful accounts
Past due receivables	1,063			$ 14.4
Accounting Standards Update 2016-13
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	₽ 214	$ 2.9
Balance at the end of the period			₽ 214